Derivative Liabilities - Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities Explanatory (Detail) - Derivatives [member] - Common Share Purchase Warrants [Member]
	Dec. 31, 2021 yr	Oct. 19, 2021 yr
Risk Free Interest Rate Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.25	1.31
Dividend Yield Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0
Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	101	103
Expected Life Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4.8	5
Forfeiture Rate Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0